EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Prospectus dated March 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Bond Fund”:

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since September 2021.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since October 2019.

Brian Shaw, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since September 2021.

2.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Emerging Markets Local Income Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Brian Shaw, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

3.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since January 2008.

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Federico Sequeda, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

4.    The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Global Macro Absolute Return Advantage Fund”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since their inception in August 2010.

Patrick Campbell, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Kyle Lee, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

Federico Sequeda, Vice President of Eaton Vance and BMR, has managed the Fund and the Portfolio since June 2021.

5.    The following replaces the fourth paragraph under “Global Bond Fund and International Income Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fee paid to BMR by International Income Portfolio was 0.500% of its average daily net assets. The portfolio managers of the Fund and International Income Portfolio are Patrick Campbell (since September 2021), Kyle Lee (since October 2019) and Brian Shaw (since September 2021). Messrs. Campbell, Lee and Shaw manage other Eaton Vance funds and portfolios, are Vice Presidents of EVM and BMR and have been employees of Eaton Vance for more than five years.

6.    The following replaces the third paragraph under “Emerging Markets Local Income Fund and Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fee paid to BMR by Emerging Markets Local Income Portfolio was 0.64% of its average daily net assets. The portfolio managers of the Fund and Emerging Markets Local Income Portfolio are John R. Baur (since January 28, 2008) and Brian Shaw (since June 30, 2021). Mr. Baur co-manages other Eaton Vance funds and portfolios, is a Vice President of EVM and BMR and has been an employee of Eaton Vance for more than five years. Additional information about Mr. Shaw appears above.

7.    The following replaces the third paragraph under “Global Macro Absolute Return Fund and Global Macro Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fees paid to BMR by Global Macro Portfolio was 0.56% of its average daily net assets. The portfolio managers of the Fund and Global Macro Portfolio are John R. Baur (since January 28, 2008), Patrick Campbell, Kyle Lee and Federico Sequeda (all since June 30, 2021). Mr. Sequeda co-manages other Eaton Vance funds and portfolios, is a Vice President of EVM and BMR and has been an employee of Eaton Vance for more than five years. Additional Information about Messrs. Baur, Campbell and Lee appears above.

8.    The following replaces the third paragraph under “Global Macro Absolute Return Advantage Fund and Portfolio.” in “Management and Organization”:

For the fiscal year ended October 31, 2020, the effective annual rate of investment advisory fees paid to BMR by Global Macro Absolute Return Advantage Portfolio was 0.94% of its average daily net assets. The portfolio managers of the Fund and the Portfolio are John R. Baur (since inception), Patrick Campbell, Kyle Lee and Federico Sequeda (all since June 30, 2021). Additional information about Messrs. Baur, Campbell, Lee and Sequeda appears above.

September 8, 2021	9.8.21

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

Supplement to Prospectus dated March 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations in November 2014 and the Portfolio since it commenced operations in November 2013.

Marshall L. Stocker, Vice President of Eaton Vance and BMR, has managed the Fund since it commenced operations in November 2014 and the Portfolio since it commenced operations in November 2013.

2.  The following replaces the third paragraph under “The Portfolio.” in “Management and Organization”:

The portfolio managers of the Fund and Portfolio are John R. Baur and Marshall L. Stocker. Messrs. Baur and Stocker have managed the Fund since it commenced operations in November 2014 and have managed the Portfolio since it commenced operations in November 2013. Messrs. Baur and Stocker co-manage other Eaton Vance funds and portfolios and are Vice Presidents of Eaton Vance and BMR. Messrs. Baur and Stocker have been employees of Eaton Vance for more than five years.

September 8, 2021	9.8.21

EATON VANCE EMERGING MARKETS DEBT FUND

Supplement to Prospectus dated June 1, 2021

1.    The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

John R. Baur, Vice President of Eaton Vance, has managed the Fund since its inception in May 2018.

Akbar Causer, Vice President of Eaton Vance, has managed the Fund since September 2021.

Federico Sequeda, Vice President of Eaton Vance, has managed the Fund since September 2021.

2.    The following replaces the seventh paragraph in “Management and Organization”:

The portfolio managers of the Fund are John R. Baur (since inception), Akbar Causer and Federico Sequeda (each since September 2021). Messrs. Baur, Causer and Sequeda co-manage other Eaton Vance funds and are Vice Presidents of Eaton Vance. Messrs. Baur and Sequeda have been employees of Eaton Vance for more than five years. Mr. Causer has been employed by Eaton Vance since 2017. Prior to joining Eaton Vance, Mr. Causer worked as a Senior Analyst at DDJ Capital Management from 2013-2017.

September 8, 2021	9.8.21

EATON VANCE GLOBAL BOND FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	11	$18,564.0	0	$0
Other Pooled Investment Vehicles	7	$1,208.4	0	$0
Other Accounts	0	$0	0	$0
Justin Bourgette(1)
Registered Investment Companies	5	$2,958.7	0	$0
Other Pooled Investment Vehicles	2	$122.5	0	$0
Other Accounts	4	$413.5	0	$0
Patrick Campbell(2)
Registered Investment Companies	4	$13,073.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Kyle Lee(1)
Registered Investment Companies	1	$57.2	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Federico Sequeda(2)
Registered Investment Companies	4	$13,073.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Brian Shaw(1)
Registered Investment Companies	1	$1,722.9	0	$0
Other Pooled Investment Vehicles	1	$90.9	0	$0
Other Accounts	0	$0	0	$0
Eric A. Stein(1)
Registered Investment Companies	12	$20,259.0	0	$0
Other Pooled Investment Vehicles	7	$1,289.6	0	$0
Other Accounts	0	$0	0	$0

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Andrew Szczurowski(1)
Registered Investment Companies	5	$14,982.6	0	$0
Other Pooled Investment Vehicles	1	$90.9	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and/or pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investments vehicles in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of July 31, 2021.

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of the Funds’ most recent fiscal year ended October 31, 2020 and in the Eaton Vance family of funds as of December 31, 2020. Interests in a Portfolio cannot be purchased by a portfolio manager.

Fund Name and Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
Global Bond Fund
Patrick Campbell	None(2)	$100,001 - $500,000
Brian Shaw	None(2)	$100,001 - $500,000
Kyle Lee	$10,001 - $50,000	Over $1,000,000
Emerging Markets Local Income Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Brian Shaw	$10,001 - $50,000(1)	$100,001 - $500,000
Global Macro Absolute Return Fund
John R. Baur	$50,001 - $100,000	Over $1,000,000
Patrick Campbell	None(1)	$100,001 - $500,000
Kyle Lee	$10,001 - $50,000(1)	Over $1,000,000
Federico Sequeda	None(1)	$100,001 - $500,000
Global Macro Absolute Return Advantage Fund
John R. Baur	$1 - $10,000	Over $1,000,000
Patrick Campbell	None(1)	$100,001 - $500,000
Kyle Lee	None(1)	Over $1,000,000
Federico Sequeda	None(1)	$100,001 - $500,000
Short Duration Strategic Income Fund
Justin Bourgette	$50,001 - $100,000	$500,001 - $1,000,000
Brian Shaw	$50,001 - $100,000	$100,001 - $500,000
Eric A. Stein	$100,001 - $500,000	$500,001 - $1,000,000
Andrew Szczurowski	$100,001 - $500,000	$500,001 - $1,000,000
(1)	As of April 30, 2021.
(2)	As of July 31, 2021.

September 8, 2021

EATON VANCE EMERGING AND FRONTIER COUNTRIES EQUITY FUND

Supplement to Statement of Additional Information dated March 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	11	$18,564.0	0	$0
Other Pooled Investment Vehicles	7	$1,208.4	0	$0
Other Accounts	0	$0	0	$0
Marshall L. Stocker(1)
Registered Investment Companies	3	$336.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies and/or separate pooled investment vehicle in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended October 31, 2020 and in the Eaton Vance family of funds as of December 31, 2020. Interests in the Portfolio cannot be purchased by a portfolio manager.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
John R. Baur	None	Over $1,000,000
Marshall L. Stocker	None	$500,001 - $1,000,000

September 8, 2021

EATON VANCE EMERGING MARKETS DEBT FUND

Supplement to Statement of Additional Information dated June 1, 2021

The following replaces the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
John R. Baur(1)
Registered Investment Companies	11	$19,878.9	0	$0
Other Pooled Investment Vehicles	6	$1,092.7	0	$0
Other Accounts	0	$0	0	$0
Akbar Causer(2)
Registered Investment Companies	1	$1,209.5	0	$0
Other Pooled Investment Vehicles	1	$181.9	0	$0
Other Accounts	0	$0	0	$0
Federico Sequeda(2)
Registered Investment Companies	4	$13,073.3	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
(1)	This portfolio manager serves as portfolio manager of one or more registered investment companies and pooled investment vehicles that invest or may invest in one or more underlying registered investment companies in the Eaton Vance family of funds. The underlying investment companies may be managed by this portfolio manager or another portfolio manager.
(2)	As of July 31, 2021.

The following table shows the dollar range of equity securities beneficially owned in the Fund by its portfolio manager(s) as of the Fund’s most recent fiscal year ended January 31, 2021 and in the Eaton Vance family of funds as of December 31, 2020.

Portfolio Managers	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in the Eaton Vance Family of Funds
John R. Baur	None	Over $1,000,000
Akbar Causer	None(1)	$100,001 - $500,000
Federico Sequeda	None(1)	$100,001 - $500,000
(1)	As of July 31, 2021.

September 8, 2021